REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31
(In millions of dollars)	2017	2016

Wireless:
Service revenue	7,775	7,258
Equipment revenue	568	658

Total Wireless	8,343	7,916

Cable:
Internet	1,606	1,495
Television	1,501	1,562
Phone	353	386
Service revenue	3,460	3,443
Equipment revenue	6	6

Total Cable	3,466	3,449

Business Solutions:
Next generation	322	307
Legacy	58	71
Service revenue	380	378
Equipment revenue	7	6

Total Business Solutions	387	384

Media:
Advertising	838	870
Subscription	511	474
Retail	352	325
Other	452	477

Total Media	2,153	2,146

Corporate items and intercompany eliminations	(206)	(193)

Total revenue	14,143	13,702